Statement of Cash Flows - Summary of Acquisitions/Divestments of Subsidiaries and Other Operations (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	kr (1,099)	kr (397)	kr (1,515)
Divestments	11,638	86	(625)
Cash flow from business combination [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	(264)	(141)	(1,309)
Divestments	11,200	0	(633)
Acquisitions/divestments of other investments/associates [member]
Disclosure Of Acquisitions And Divestments [Line Items]
Acquisitions	(835)	(256)	(206)
Divestments	kr 438	kr 86	kr 8